EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	$ 46,100	$ 41,327
Disposals, net of additions1	1,284	4,013
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	682	72
Investment Accounted for Using Equity Method, Share of comprehensive income	2,465	3,387
Distributions received	(2,334)	(1,758)
Return of Capital	(432)	(273)
Foreign currency translation and other	(671)	(668)
Balance, end of period	47,094	46,100
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	25,186
Disposals, net of additions1	(3,063)
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	222
Investment Accounted for Using Equity Method, Share of comprehensive income	1,492
Distributions received	(550)
Return of Capital	(430)
Foreign currency translation and other	(593)
Balance, end of period	22,264	25,186
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	9,569
Disposals, net of additions1	2,602
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	894
Distributions received	(1,178)
Return of Capital	0
Foreign currency translation and other	(43)
Balance, end of period	11,844	9,569
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	2,992
Disposals, net of additions1	74
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	461
Investment Accounted for Using Equity Method, Share of comprehensive income	232
Distributions received	(170)
Return of Capital	(2)
Foreign currency translation and other	(13)
Balance, end of period	3,574	2,992
Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	2,757
Disposals, net of additions1	1,225
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	(1)
Investment Accounted for Using Equity Method, Share of comprehensive income	(388)
Distributions received	(86)
Return of Capital	0
Foreign currency translation and other	(22)
Balance, end of period	3,485	2,757
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	5,596
Disposals, net of additions1	446
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	235
Distributions received	(350)
Return of Capital	0
Foreign currency translation and other	0
Balance, end of period	$ 5,927	$ 5,596